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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Item 1 – Reports to Stockholders.

Evergreen International Balanced Income Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
30	AUTOMATIC DIVIDEND REINVESTMENT PLAN
32	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen International Balanced Income Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential re-test of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

LETTER TO SHAREHOLDERS continued

During the period, managers of Evergreen International Balanced Income Fund sought a high level of income, primarily through investments in the stocks of what they believe to be stable, high-dividend paying foreign corporations, with a healthy allocation to foreign debt securities as well. To add to potential income, this closed-end fund also wrote call options on international indexes.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,		Year Ended April 30,

		2008	2007[1]	2007	2006[2]

Net asset value, beginning of period	$13.88	$22.65	$21.61	$20.59	$19.10 [3]

Income from investment operations
Net investment income (loss)	0.35	1.08	0.50	0.84	0.39
Net realized and unrealized gains or losses on investments	(0.05)	(8.10)	1.41	1.93	1.83

Total from investment operations	0.30	(7.02)	1.91	2.77	2.22

Distributions to shareholders from
Net investment income	(0.81)	(1.28)	(0.47)	(1.09)	(0.69)
Net realized gains	0	(0.43)	(0.40)	(0.66)	0
Tax basis return of capital	0	(0.04)	0	0	0

Total distributions to shareholders	(0.81)	(1.75)	(0.87)	(1.75)	(0.69)

Offering costs charged to capital	0	0	0	0	(0.04)

Net asset value, end of period	$13.37	$13.88	$22.65	$21.61	$20.59

Market value, end of period	$11.04	$11.93	$22.15	$22.06	$19.07

Total return based on market value[4]	(0.44)%	(40.54)%	4.62%	26.00%	(1.16)%

Ratios and supplemental data
Net assets, end of period (thousands)	$154,730	$160,610	$262,092	$249,600	$235,819
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.18%[5]	1.20%	1.14%[5]	1.20%	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.18%[5]	1.20%	1.14%[5]	1.29%	1.27%[5]
Net investment income (loss)	5.49%[5]	5.51%	4.61%[5]	4.12%	3.96%[5]
Portfolio turnover rate	16%	67%	39%	90%	42%

1	For the six months ended October 31, 2007. The Fund changed its fiscal year end from April 30 to October 31, effective October 31, 2007.
2	For the period from October 31, 2005 (commencement of operations), to April 30, 2006.
3	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
4

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

5	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 1.1%
FINANCIALS 0.9%
Capital Markets 0.9%
BP Capital Markets plc, 5.25%, 11/07/2013	$1,200,000	$1,295,110

INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015	350,000	336,000

Total Corporate Bonds (cost $1,593,650)		1,631,110

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 21.9%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	255,000	220,990

Media 0.4%
Central European Media Enterprises, Ltd., Class A, FRN, 5.93%, 05/15/2014 EUR	500,000	353,929
UPC Holding BV, 8.00%, 11/01/2016 EUR	250,000	281,159

		635,088

CONSUMER STAPLES 3.4%
Beverages 0.4%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	450,462
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	200,000	189,203

		639,665

Food & Staples Retailing 0.5%
Casino Guichard-Perrachon SA, 6.375%, 04/04/2013 EUR	500,000	680,007

Food Products 1.0%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,517,611

Tobacco 1.5%
British American Tobacco plc, 5.375%, 06/29/2017 EUR	1,100,000	1,426,012
Imperial Tobacco Group plc, 4.375%, 11/22/2013 EUR	750,000	940,540

		2,366,552

ENERGY 0.9%
Energy Equipment & Services 0.4%
Tesco plc, 4.75%, 04/13/2010 EUR	500,000	675,895

Oil, Gas & Consumable Fuels 0.5%
Pemex Project Funding Master Trust, 7.50%, 12/18/2013 GBP	500,000	749,290

FINANCIALS 10.3%
Capital Markets 2.7%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	282,556
Ambev International Finance Co., Ltd., 9.50%, 07/24/2017 BRL	5,000,000	1,941,570
Goldman Sachs Group, Inc., 4.50%, 01/30/2017 EUR	550,000	619,325

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Capital Markets continued
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	$738,139
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	596,176

		4,177,766

Commercial Banks 4.5%
KfW Bankengruppe:
4.875%, 01/15/2013 GBP	235,000	371,561
15.50%, 01/25/2010 TRY	2,450,000	1,584,627
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	5,900,000	4,427,694
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	850,000	624,749

		7,008,631

Consumer Finance 1.8%
American Express Credit Corp.:
3.625%, 10/13/2009 EUR	500,000	650,474
5.625%, 08/18/2009 GBP	500,000	734,974
JTI UK Finance plc, 4.50%, 04/02/2014 EUR	500,000	658,627
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	215,859
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	160,000	221,311
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	250,000	309,275

		2,790,520

Diversified Financial Services 1.3%
ABB International Finance, Ltd., 4.625%, 06/06/2013 EUR	1,000,000	1,343,376
Dubai Holding Commercial Operations Group, LLC:
4.75%, 01/30/2014 EUR	450,000	355,749
6.00%, 02/01/2017 GBP	250,000	204,797

		1,903,922

INDUSTRIALS 0.9%
Aerospace & Defense 0.3%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	500,000	489,547

Commercial Services & Supplies 0.3%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	450,000	485,247

Machinery 0.3%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	400,000	351,944

MATERIALS 0.7%
Chemicals 0.3%
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	450,000	506,086

Containers & Packaging 0.3%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	390,000	454,088

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS continued
Metals & Mining 0.1%
New World Resources NV, 7.375%, 05/15/2015 EUR	200,000	$174,649

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	500,000	769,114
France Telecom, 5.625%, 05/22/2018 EUR	750,000	1,052,995
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	450,000	538,832
Telecom Italia SpA, 7.25%, 04/24/2012 EUR	700,000	965,632
Telefonica Emisiones S.A.U., 4.375%, 02/02/2016 EUR	700,000	899,885

		4,226,458

UTILITIES 2.5%
Multi-Utilities 2.5%
Centrica plc, 7.00%, 09/19/2018 GBP	700,000	1,126,304
National Grid plc, 5.50%, 07/24/2013 GBP	1,000,000	1,502,045
Veolia Environnement SA, 4.375%, 01/16/2017 EUR	1,030,000	1,239,814

		3,868,163

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $36,298,408)		33,922,119

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 15.8%
Brazil, 10.25%, 01/10/2028 BRL	2,200,000	910,574
Canada, 6.25%, 06/15/2015 NZD	5,600,000	3,205,809
France, 3.75%, 04/25/2017 EUR	700,000	950,500
Korea:
5.25%, 09/10/2015 KRW	4,700,000,000	3,800,673
5.25%, 03/10/2027 KRW	1,903,000,000	1,532,790
Malaysia, 4.24%, 02/07/2018 MYR	11,450,000	3,255,688
Mexico, 10.00%, 12/05/2024 MXN	70,230,000	6,033,035
Morocco, 5.375%, 06/27/2017 EUR	450,000	559,960
Norway, 4.25%, 05/19/2017 NOK	23,000,000	3,626,207
Peru, 7.50%, 10/14/2014 EUR	250,000	345,164
Ukraine, 4.95%, 10/13/2015 EUR	250,000	172,003

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $29,191,987)		24,392,403

YANKEE OBLIGATIONS – CORPORATE 1.9%
CONSUMER DISCRETIONARY 0.2%
Multiline Retail 0.2%
Marks & Spencer Group plc, 6.25%, 12/01/2017	$500,000	370,445

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	500,000	485,802

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 0.3%
Consumer Finance 0.3%
KazMunaiGaz Finance Sub BV, 8.375%, 07/02/2013 144A	$200,000	$179,000
Virgin Media Finance plc, 9.125%, 08/15/2016	330,000	326,700

		505,700

UTILITIES 1.1%
Electric Utilities 0.8%
E.ON AG, 5.80%, 04/30/2018	1,200,000	1,152,364

Multi-Utilities 0.3%
National Power Corp., FRN, 5.50%, 08/23/2011	500,000	489,120

Total Yankee Obligations – Corporate (cost $3,110,426)		3,003,431

YANKEE OBLIGATIONS – GOVERNMENT 0.8%
Colombia, 7.375%, 03/18/2019	600,000	633,660
Georgia, 7.50%, 04/15/2013	250,000	181,002
Philippines, 8.00%, 01/15/2016	350,000	384,125

Total Yankee Obligations – Government (cost $1,227,031)		1,198,787

	Country	Shares	Value

COMMON STOCKS 54.0%
CONSUMER DISCRETIONARY 5.2%
Auto Components 1.0%
Compagnie Generale des Etablissements Michelin, Class B	France	22,530	1,162,419
Nokian Renkaat Oyj	Finland	22,527	360,050

			1,522,469

Automobiles 0.2%
Daimler AG	Germany	6,042	217,002

Hotels, Restaurants & Leisure 1.1%
OPAP SA	Greece	54,200	1,680,929

Media 1.3%
Arnoldo Mondadori Editore SpA	Italy	74,944	274,669
Macquarie Communications Infrastructure Group	Australia	425,609	695,951
Pearson plc	United Kingdom	69,673	728,194
Wolters Kluwer NV	Netherlands	21,170	350,685

			2,049,499

Multiline Retail 0.3%
PPR SA	France	6,766	523,250

Specialty Retail 0.3%
Inditex SA	Spain	11,849	507,791

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.0%
adidas AG	Germany	41,117	$1,556,982

CONSUMER STAPLES 5.0%
Beverages 1.3%
Britvic plc	United Kingdom	71,540	277,017
Carlsberg AS	Denmark	3,800	184,941
Diageo plc	United Kingdom	83,695	1,006,609
Foster’s Group, Ltd.	Australia	130,081	498,206

			1,966,773

Food & Staples Retailing 1.6%
Carrefour SA	France	60,930	2,490,242

Food Products 1.6%
Nestle SA	Switzerland	13,901	455,024
Unilever NV	Netherlands	100,198	1,991,893

			2,446,917

Tobacco 0.5%
Imperial Tobacco Group plc	United Kingdom	20,171	462,818
Swedish Match AB	Sweden	24,500	352,530

			815,348

ENERGY 5.6%
Energy Equipment & Services 0.3%
Technip SA	France	9,371	407,361

Oil, Gas & Consumable Fuels 5.3%
BP plc	United Kingdom	278,386	1,987,080
ENI SpA	Italy	69,490	1,512,449
Royal Dutch Shell plc, Class B	United Kingdom	120,010	2,764,246
Total SA	France	39,544	2,006,236

			8,270,011

FINANCIALS 9.3%
Commercial Banks 1.6%
Banco Santander SA	Spain	36,977	355,679
Bank Leumi Le-Israel BM	Israel	212,958	538,037
Danske Bank AS	Denmark	12,200	135,979
HSBC Holdings plc – London Exchange	United Kingdom	28,819	204,853
Nordea Bank AB	Sweden	82,925	624,694
Sparebanken Nord-Norge	Norway	51,900	474,316
Svenska Handelsbanken, Ser. A	Sweden	13,418	236,440

			2,569,998

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.8%
ASX, Ltd.	Australia	33,530	$797,319
Criteria Caixa Corp. SA	Spain	251,671	949,009
Deutsche Boerse AG	Germany	14,500	1,074,357
Guoco Group, Ltd.	Bermuda	76,000	467,765
Hellenic Exchanges Holding SA	Greece	73,585	648,419
ING Groep NV	Netherlands	37,951	355,809

			4,292,678

Insurance 4.7%
Allianz SE	Germany	18,581	1,714,524
AXA SA	France	22,309	376,194
Lancashire Holdings plc	Bermuda	134,628	955,976
Legal & General Group plc	United Kingdom	613,447	529,074
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	16,455	2,277,963
Sampo Oyj, Class A	Finland	26,368	496,449
T&D Holdings, Inc.	Japan	13,450	398,236
TrygVesta AS	Denmark	10,810	597,153

			7,345,569

Real Estate Investment Trusts (REITs) 0.2%
Parkway Life	Singapore	7,577	3,890
Westfield Group Australia	Australia	32,290	251,798

			255,688

HEALTH CARE 1.5%
Health Care Providers & Services 0.1%
Parkway Holdings, Ltd.	Singapore	222,273	181,662

Pharmaceuticals 1.4%
Bayer AG	Germany	7,437	370,078
GlaxoSmithKline plc	United Kingdom	27,464	426,197
Novartis AG	Switzerland	10,731	408,048
Roche Holding AG	Switzerland	7,271	920,541

			2,124,864

INDUSTRIALS 2.9%
Aerospace & Defense 1.0%
BAE Systems plc	United Kingdom	284,202	1,506,205

Building Products 0.4%
Assa Abloy AB, Class B	Sweden	48,400	576,094

Commercial Services & Supplies 0.3%
De La Rue plc	United Kingdom	36,889	526,071

Construction & Engineering 0.3%
Skanska AB, B shares	Sweden	42,200	460,329

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 0.3%
Sandvik AB	Sweden	68,000	$452,243

Road & Rail 0.1%
National Express Group plc	United Kingdom	37,168	144,334

Transportation Infrastructure 0.5%
Brisa-Autoestradas de Portugal SA	Portugal	45,063	308,667
Macquarie Airports	Australia	393,249	517,287

			825,954

INFORMATION TECHNOLOGY 1.9%
Office Electronics 0.2%
Neopost	France	4,085	347,398

Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	164,618	274,749
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	54,073	571,551
United Microelectronics Corp.	Taiwan	2	1

			846,301

Software 1.1%
Nintendo Co., Ltd.	Japan	6,600	1,760,758

MATERIALS 2.3%
Chemicals 0.8%
Akzo Nobel NV	Netherlands	29,920	1,262,830

Containers & Packaging 0.7%
Rexam plc	United Kingdom	213,789	1,000,990

Metals & Mining 0.7%
Barrick Gold Corp.	Canada	18,000	521,160
BHP Billiton, Ltd.	Australia	26,135	631,917

			1,153,077

Paper & Forest Products 0.1%
Stora Enso Oyj, Class R	Finland	20,800	119,989

TELECOMMUNICATION SERVICES 11.4%
Diversified Telecommunication Services 10.1%
Belgacom SA	Belgium	20,337	594,260
BT Group plc	United Kingdom	285,090	396,443
Deutsche Telekom AG	Germany	328,345	3,970,719
France Telecom	France	176,953	3,949,713
Hellenic Telecommunications Organization SA	Greece	57,539	883,106
Hrvatske Telekom SP, GDR 144A	Croatia	10,000	380,000
KT Corp.	South Korea	18,570	542,047

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
KT Corp., ADR	South Korea	39,540	$566,213
Telefonica SA	Spain	146,499	2,793,130
TeliaSonera AB	Sweden	129,500	613,344
Telstra Corp., Ltd.	Australia	369,838	895,037

			15,584,012

Wireless Telecommunication Services 1.3%
StarHub, Ltd.	Singapore	651,500	805,299
Vodafone Group plc	United Kingdom	650,664	1,200,311

			2,005,610

UTILITIES 8.9%
Electric Utilities 4.4%
E.ON AG	Germany	54,954	1,864,274
Electricite de France SA	France	8,217	383,887
Endesa SA	Spain	47,754	1,034,311
Fortum Oyj	Finland	28,037	570,532
Scottish & Southern Energy plc	United Kingdom	91,955	1,507,252
Sechilienne-Sidec	France	12,406	430,057
Spark Infrastructure Group	Australia	1,428,865	1,069,580

			6,859,893

Gas Utilities 0.4%
Snam Rete Gas SpA	Italy	141,982	563,569

Independent Power Producers & Energy Traders 0.1%
Iberdrola Renovables SA *	Spain	59,062	241,468

Multi-Utilities 4.0%
GDF Suez SA	France	48,560	1,754,017
National Grid plc	United Kingdom	202,195	1,688,516
RWE AG	Germany	16,575	1,197,179
Suez Environnement SA *	France	23,756	364,920
United Utilities Group plc	United Kingdom	151,262	1,137,867

			6,142,499

Total Common Stocks (cost $126,860,186)			83,604,657

PREFERRED STOCKS 1.4%
CONSUMER DISCRETIONARY 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	336,640

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Country	Shares	Value

PREFERRED STOCKS continued
FINANCIALS 0.7%
Capital Markets 0.6%
Credit Suisse Group AG, Var. Rate Pfd.	United Kingdom	45,000	$900,563

Insurance 0.1%
Allianz SE, Var. Rate Pfd.	Germany	9,000	167,850

HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd.	Germany	8,734	451,144

UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	23,800	308,570

Total Preferred Stocks (cost $2,641,814)			2,164,767

RIGHTS 0.1%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Fortis NV * ☐	Belgium	8,064	107

UTILITIES 0.1%
Gas Utilities 0.1%
Snam Rete Gas SpA *	Italy	141,982	108,956

Total Rights (cost $157,760)			109,063

OTHER 1.0%
Bell Aliant Regional Communications Income Fund	Canada	74,996	1,498,915
Bell Aliant Regional Communications Income Fund 144A	Canada	5,263	105,189

Total Other (cost $1,862,538)			1,604,104

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø (cost $518)	United States	518	518

Total Investments (cost $202,944,318) 98.0%			151,630,959
Other Assets and Liabilities 2.0%			3,098,728

Net Assets 100.0%			$154,729,687

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depository Receipt
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
TRY	Turkey New Lira

The following table shows the percent of total long-term investments by geographic location as of April 30, 2009:

United Kingdom	17.4%
Germany	12.4%
France	11.3%
United States	6.1%
Norway	5.6%
Netherlands	5.2%
Spain	4.5%
South Korea	4.2%
Mexico	4.0%
Canada	3.8%
Australia	3.5%
Sweden	2.2%
Malaysia	2.1%
Greece	2.1%
Cayman Islands	1.7%
Italy	1.6%
Japan	1.4%
Switzerland	1.2%
Bermuda	1.2%
Luxembourg	1.0%
Finland	1.0%
Denmark	1.0%
Brazil	0.8%
Singapore	0.7%
Philippines	0.6%
Taiwan	0.6%
Colombia	0.4%
Belgium	0.4%
Morocco	0.4%
Israel	0.4%
Croatia	0.3%
South Africa	0.2%
Peru	0.2%
Portugal	0.2%
Liberia	0.1%
Georgia	0.1%
Ukraine	0.1%

100.0%

The following table shows portfolio composition as a percent of total long-term investments as of April 30, 2009:

Financials	20.6%
Foreign Bonds – Government	16.1%
Telecommunication Services	14.4%
Utilities	13.0%
Consumer Staples	10.1%
Energy	6.7%
Consumer Discretionary	6.3%
Industrials	4.1%
Materials	3.1%
Information Technology	1.9%
Health Care	1.8%
Yankee Obligations – Government	0.8%
Other	1.1%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2009:

AAA	21.2%
AA	9.0%
A	36.6%
BBB	22.4%
BB	5.1%
B	5.7%

100.0%

The following table shows the percent of total bonds based on effective maturity as of April 30, 2009:

Less than 1 year	12.3%
1 to 3 year(s)	10.2%
3 to 5 years	13.8%
5 to 10 years	51.0%
10 to 20 years	12.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $202,943,800)	$151,630,441
Investments in affiliated issuers, at value (cost $518)	518

Total investments	151,630,959
Foreign currency, at value (cost $2,067,511)	2,085,228
Receivable for securities sold	1,623,946
Dividends and interest receivable	1,968,252
Unrealized gains on forward foreign currency exchange contracts	214,480

Total assets	157,522,865

Liabilities
Dividends payable	983,653
Payable for securities purchased	836,957
Written options, at value (premiums received $582,001)	552,912
Due to custodian bank	153,311
Unrealized losses on forward foreign currency exchange contracts	160,635
Advisory fee payable	3,996
Due to other related parties	210
Accrued expenses and other liabilities	101,504

Total liabilities	2,793,178

Net assets	$154,729,687

Net assets represented by
Paid-in capital	$220,307,670
Overdistributed net investment income	(9,055,241)
Accumulated net realized losses on investments	(5,318,364)
Net unrealized losses on investments	(51,204,378)

Net assets	$154,729,687

Net asset value per share
Based on $154,729,687 divided by 11,572,378 common shares issued and outstanding (unlimited number of shares authorized)	$13.37

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $267,612)	$2,718,132
Interest (net of foreign withholding taxes of $14,985)	2,140,828
Securities lending	69,453
Income from affiliated issuers	27,894

Total investment income	4,956,307

Expenses
Advisory fee	706,224
Administrative services fee	37,170
Transfer agent fees	16,819
Trustees’ fees and expenses	1,342
Printing and postage expenses	18,307
Custodian and accounting fees	62,680
Professional fees	20,034
Other	15,880

Total expenses	878,456
Less: Expense reductions	(17)

Net expenses	878,439

Net investment income	4,077,868

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(9,737,278)
Foreign currency related transactions	2,145,436
Written options	2,328,723

Net realized losses on investments	(5,263,119)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	7,051,806
Foreign currency related transactions	(1,786,094)
Written options	(540,851)

Net change in unrealized gains or losses on investments	4,724,861

Net realized and unrealized gains or losses on investments	(538,258)

Net increase in net assets resulting from operations	$3,539,610

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(unaudited)	October 31, 2008

Operations
Net investment income	$4,077,868	$12,521,053
Net realized gains or losses on investments	(5,263,119)	4,956,609
Net change in unrealized gains or losses on investments	4,724,861	(98,712,388)

Net increase (decrease) in net assets resulting from operations	3,539,610	(81,234,726)

Distributions to shareholders from
Net investment income	(9,419,916)	(14,870,626)
Net realized gains	0	(4,922,354)
Tax basis return of capital	0	(454,053)

Total distributions to shareholders	(9,419,916)	(20,247,033)

Total decrease in net assets	(5,880,306)	(101,481,759)
Net assets
Beginning of period	160,609,993	262,091,752

End of period	$154,729,687	$160,609,993

Overdistributed net investment income	$(9,055,241)	$(3,713,193)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Balanced Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on August 16, 2005 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to provide a high level of income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Options

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings, reverse repurchase agreements, dollar rolls or the issuance of debt securities.

First International Advisors, LLC, d/b/a Evergreen International Advisors, an affiliate of EIMC and a majority-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Effective at the close of business on November 17, 2008, Analytic Investors, LLC no longer served as the investment sub-advisor managing the Fund’s option strategy. Analytic Investors, LLC was paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC and Evergreen International Advisors became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009. In addition, on the same date, shareholders also approved a new sub-advisory agreement with the sub-advisor.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the six months ended April 30, 2009 and the year ended October 31, 2008, the Fund did not issue any new shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $26,978,625 and $23,312,303, respectively, for the six months ended April 30, 2009.

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$86,202,439	$0
Level 2 – Other Significant Observable Inputs	65,428,413	53,845
Level 3 – Significant Unobservable Inputs	107	(552,912)

Total	$151,630,959	$(499,067)

*	Other financial instruments include forwards and written options.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments

Balance as of October 31, 2008	$0	$0
Realized gain (loss)	0	0
Change in unrealized gains or losses	4	29,089
Net purchases (sales)	0	(582,001)
Transfers in and/or out of Level 3	103	0

Balance as of April 30, 2009	$107	$(552,912)

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2009	$4	$29,089

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $202,959,180. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,859,896 and $53,188,117, respectively, with a net unrealized depreciation of $51,328,221.

6. DERIVATIVE TRANSACTIONS

At April 30, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2009	In Exchange for		U.S. Value at April 30, 2009	Unrealized Gain (Loss)

05/20/2009	4,380,611	EUR	$5,795,688	82,465,000	MXN	$5,956,323	$(160,635)
05/20/2009	82,465,000	MXN	5,956,323	4,339,913	EUR	5,741,843	214,480

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended April 30, 2009, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received

Options outstanding at October 31, 2008	2,242	$1,413,843
Options written	10,914	5,513,295
Options expired	(7,731)	(4,532,335)
Options closed	(3,613)	(1,812,802)

Options outstanding at April 30, 2009	1,812	$582,001

Open call options written at April 30, 2009 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price		Market Value	Premiums Received

05/15/2009	IBEX 35 Index	400	9,440	EUR	$28,966☐	$49,736
05/15/2009	Stoxx 50 Index	154	2,450	EUR	42,749☐	48,741
05/15/2009	AEX Index	148	254	EUR	41,394☐	63,000
05/15/2009	DAX Index	154	4,931	EUR	53,949☐	53,654
05/15/2009	CAC 40 Index	116	3,296	EUR	41,015☐	32,060
05/15/2009	FTSE 100 Index	77	4,341	GBP	52,147☐	35,429
05/15/2009	S&P 400 Midcap Index	86	574	USD	93,482☐	77,744
05/15/2009	NASDAQ 100 Index	34	1,427	USD	66,334☐	59,500
05/15/2009	RTY Index	99	503	USD	98,604☐	102,841
05/15/2009	SPDR S&P 500	544	92	USD	34,272☐	59,296

☐	Valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Forward foreign currency contracts	Unrealized gains on forward foreign currency exchange contracts, Net assets – Net unrealized losses on investments	$214,480	Unrealized losses on forward foreign currency exchange contracts, Net assets – Net unrealized losses on investments	$160,635
Equity contracts			Payable for written options	552,912

		$214,480		$713,547

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2009 was as follows:

	Amount of Realized Gain or Loss on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under Statement 133	Forward Currency Contracts	Written Options	Total

Equity contracts	$0	$2,328,723	$2,328,723
Forward foreign currency contracts	2,048,367	0	2,048,367

	$2,048,367	$2,328,723	$4,377,090

	Change in Unrealized Gains or Losses on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under Statement 133	Forward Currency Contracts	Written Options	Total

Equity contracts	$0	$(540,851)	$(540,851)
Forward foreign currency contracts	(1,959,241)	0	(1,959,241)

	$(1,959,241)	$(540,851)	$(2,500,092)

7. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and Evergreen Investment Services, Inc. (“EIS”) have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

10. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

11. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to shareholders:

Declaration	Record	Payable	Net Investment
Date	Date	Date	Income

04/17/2009	05/13/2009	06/01/2009	$0.085
05/15/2009	06/15/2009	07/01/2009	$0.085
06/19/2009	07/15/2009	08/03/2009	$0.085

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

ANNUAL MEETING OF SHAREHOLDERS

On February 12, 2009, the Annual Meeting of shareholders of the Fund was held to consider the following proposals. The results of the proposals are indicated below.

The votes recorded at the meeting, by proposal, were as follows:

Proposal 1 — Election of Trustees:

	Net Assets Voted	Net Assets Voted
	“For”	“Withheld”

K. Dun Gifford	$86,248,637	$4,278,077
Dr. Leroy Keith, Jr.	$86,332,273	$4,194,441
Patricia B. Norris	$86,489,434	$4,037,280
Michael S. Scofield	$86,340,540	$4,186,174
Richard K. Wagoner	$86,272,494	$4,254,220
William W. Pettit	$86,354,701	$4,172,013
David M. Richardson	$86,360,929	$4,165,785
Dr. Russell A. Salton, III	$86,437,810	$4,088,904

Proposal 2a — Approval of the new Investment Advisory Agreement with Evergreen Investment Management Company, LLC

Net assets voted “For”	$65,823,453
Net assets voted “Against”	$2,967,389
Net assets voted “Abstain”	$2,049,667

Proposal 2b — Approval of the new Sub-Advisory Agreement with First International Advisors, LLC, d/b/a Evergreen International Advisors

Net assets voted “For”	$65,557,108
Net assets voted “Against”	$3,140,792
Net assets voted “Abstain”	$2,142,596

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market (“open market purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the shares is equal to or less than the market price per share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

575077 rv4 06/2009

Item 2 – Code of Ethics

Not required for this filing.

Item 3 – Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2009

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: June 29, 2009